UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 February 5, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $105,072


List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

							 VALUE      SHARES/  SH/   PUT/   INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     	CUSIP   (x$1000)    PRN AMT  PRN   CALL   DSCRETN  MANAGERS	SOLE  SHARED  NONE

WellsFargo Pfd Series L	     PERP PFD CNV A   949746804	 5427        5912    SH		   SOLE		      5912
Affirmative Insurance 	     COM 	      008272106	 41 	     10000   SH		   SOLE		      10000
BlackRock Insured Muni Incm  COM              09250G102	 143 	     10650   SH		   SOLE		      10650
Nuv PA Inv Qlty Mun Fd 	     COM	      670972108	 151 	     11450   SH		   SOLE		      11450
NUVEEN PREM INCOME MUN FD 2  COM	      67063W102	 171 	     12820   SH		   SOLE		      12820
Nuv NY Inv Qlty Mun Fd	     COM	      67062X101	 208 	     15625   SH		   SOLE		      15625
Nuv NJ Div Adv Mun Fd	     COM	      67069Y102	 238 	     18550   SH		   SOLE		      18550
Conseco Inc.	             COM NEW	      208464883	 93 	     18588   SH		   SOLE		      18588
Hartford Financial Services  COM	      416515104	 582 	     25000   SH		   SOLE		      25000
Tejon Ranch Co.	             COM	      879080109	 751 	     25685   SH		   SOLE		      25685
Qualcomm Inc.	             COM	      747525103	 1311 	     28348   SH		   SOLE		      28348
CIT Group Inc.	             COM	      125581108	 1223 	     44283   SH		   SOLE		      44283
SunPower Corp. Cl B 	     COM CL B	      867652307	 1010 	     48189   SH		   SOLE		      48189
Merck & Co. Inc.	     COM	      589331107	 2082 	     56991   SH		   SOLE		      56991
3M Company	             COM	      88579Y101	 4719 	     57086   SH		   SOLE		      57086
Sony Corporation ADR	     ADR NEW	      835699307	 2263 	     78032   SH		   SOLE		      78032
Zimmer Holdings Inc	     COM	      98956P102	 4681 	     79190   SH		   SOLE		      79190
Boeing Company	             COM	      097023105	 4683 	     86510   SH		   SOLE		      86510
Questar Corporation	     COM	      748356102	 3807 	     91569   SH		   SOLE		      91569
Williams Companies	     COM	      969457100	 2286 	     108455  SH		   SOLE		      108455
Hewlett-Packard Co	     COM	      428236103	 5617 	     109046  SH		   SOLE		      109046
Eli Lilly & Co.	             COM	      532457108	 4291 	     120149  SH		   SOLE		      120149
McGraw-Hill Companies	     COM	      580645109	 4726 	     141025  SH		   SOLE		      141025
Legg Mason Inc. 	     COM	      524901105	 4254 	     141041  SH		   SOLE		      141041
Rowan Companies Inc.	     COM	      779382100	 3892 	     171888  SH		   SOLE		      171888
Dow Chemical Company 	     COM	      260543103	 5328 	     192834  SH		   SOLE		      192834
Chesapeake Energy Corp	     COM	      165167107	 5008 	     193513  SH		   SOLE		      193513
Pfizer Inc.	             COM	      717081103	 3980 	     218810  SH		   SOLE		      218810
Mesabi Trust	             CTF BEN INT      590672101	 2809 	     219421  SH		   SOLE		      219421
Teco Energy Inc.	     COM	      872375100	 4034 	     248726  SH		   SOLE		      248726
MBIA Inc	             COM	      55262C100	 1302 	     327215  SH		   SOLE		      327215
Sprint Nextel Corp.	     COM SER 1	      852061100	 1252 	     341976  SH		   SOLE		      341976
New York Times cl A	     CL A 	      650111107	 4929 	     398822  SH		   SOLE		      398822
Boston Scientific Corp	     COM	      101137107	 3918 	     435375  SH		   SOLE		      435375
Maui Land & Pineapple Co.    COM	      577345101	 2985 	     537778  SH		   SOLE		      537778
Calpine Corp.	             COM NEW	      131347304	 5933 	     539325  SH		   SOLE		      539325
Micron Technology Inc	     COM	      595112103	 6472 	     612880  SH		   SOLE		      612880
Micron Conv 	             NOTE 1.875% 6/0  595112ah6	 3902 	     4,000M  PRN	   SOLE		      4,000M

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